VESSELS AND EQUIPMENT - Schedule of Movements in Vessels and Equipment (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	$ 5,246,697
Property, plant and equipment at the end of the year	5,086,678
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	5,031,457
Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the end of the year	55,221
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	6,065,735
Additions	3,278
Property, plant and equipment at the end of the year	6,069,013
Cost | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	5,911,132
Additions	30
Property, plant and equipment at the end of the year	5,911,162
Cost | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	154,603
Additions	3,248
Property, plant and equipment at the end of the year	157,851
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(819,038)
Charge for the period	(163,297)
Property, plant and equipment at the end of the year	(982,335)
Accumulated depreciation | Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(727,877)
Charge for the period	(151,828)
Property, plant and equipment at the end of the year	(879,705)
Accumulated depreciation | Drydock component
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at the beginning of the year	(91,161)
Charge for the period	(11,469)
Property, plant and equipment at the end of the year	$ (102,630)